Note 17 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Description	Amount
December 31, 2015	$9,245
December 31, 2016	4,204
December 31, 2017	3,806
December 31, 2018	9,856
December 31, 2019	28,312
Total minimum lease payments	55,423
Less: imputed interest	(17,413)
Present value of minimum lease payments	38,010
Current portion of capitalized lease obligations	5,225
Long term capitalized lease obligations	$32,785